Schedule I - Condensed Financial Information of the Parent Company - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 22,990,435	$ 3,287,588	¥ 26,352,161		¥ 25,414,729
Other receivables and prepayments, net	2,860,301	409,018	2,473,050
Total assets	78,843,318	11,274,444	74,936,126
LIABILITIES
Accrued expenses and other current liabilities	9,941,146	1,421,565	9,663,421
Short-term loans	5,844,620	835,770	2,399,629
Total liabilities	34,400,154	4,919,158	33,386,897
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (13,028,013 and 14,273,077 Class A shares as of December 31, 2024 and 2025, respectively)	(7,876,965)	(1,126,391)	(7,042,759)
Additional paid-in capital	1,495,853	213,904	4,912,703
Retained earnings	48,591,829	6,948,539	42,906,188
Accumulated other comprehensive loss	(1,206,039)	(172,464)	(807,394)
Total Vipshop Holdings Limited shareholders' equity	41,004,749	5,863,599	39,968,813
Total liabilities and shareholders' equity	78,843,318	11,274,444	74,936,126
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 60	$ 9	¥ 64
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	94,482,014	94,482,014	100,640,510
Common shares, shares outstanding	80,208,937	80,208,937	86,982,144
Treasury shares (in shares)	14,273,077	14,273,077	13,028,013
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358
Parent company | Reportable legal entities
ASSETS
Cash and cash equivalents	¥ 2,086	$ 298	¥ 411
Other receivables and prepayments, net	3,142	449	3,423
Investment in subsidiaries and VIEs	58,995,811	8,436,289	52,490,094
Amounts due from subsidiaries and VIEs	874,822	125,098	908,747
Total assets	59,875,861	8,562,134	53,402,675
LIABILITIES
Accrued expenses and other current liabilities	69,728	9,971	771
Amounts due to subsidiaries	17,402,764	2,488,564	13,433,091
Short-term loans	1,398,620	200,000
Total liabilities	18,871,112	2,698,535	13,433,862
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (13,028,013 and 14,273,077 Class A shares as of December 31, 2024 and 2025, respectively)	(7,876,965)	(1,126,391)	(7,042,759)
Additional paid-in capital	1,495,853	213,904	4,912,703
Retained earnings	48,591,829	6,948,539	42,906,188
Accumulated other comprehensive loss	(1,206,039)	(172,464)	(807,394)
Total Vipshop Holdings Limited shareholders' equity	41,004,749	5,863,599	39,968,813
Total liabilities and shareholders' equity	59,875,861	8,562,134	53,402,675
Parent company | Reportable legal entities | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 60	$ 9	¥ 64
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	94,482,014	94,482,014	100,640,510
Common shares, shares outstanding	80,208,937	80,208,937	86,982,144
Treasury shares (in shares)	14,273,077	14,273,077	13,028,013
Parent company | Reportable legal entities | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358